Income taxes - Summary of Provision for Income Taxes Reflects Effective Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure representing major components of tax expense income [line items]
Loss before taxes	$ (771.7)	$ (788.3)
Combined statutory tax rate	24.00%	26.50%
Computed income tax recovery	$ (185.2)	$ (208.9)
Increase (decrease) resulting from:
Share-based compensation	0.5	1.2
Non-taxable foreign exchange (gain) loss	(0.3)	(0.9)
Unrecognized deferred tax asset	178.2	176.5
Adjustments related to prior years	(0.9)	(4.8)
Tax rate reductions	7.6	34.2
Other	0.1	2.7
Deferred tax recovery	$ 0.0	$ 0.0